UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street, San Jose, California	95131
(Address of principal executive offices)	(Zip code)

Omar Paz,

2211 North First Street,

San Jose,

California 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 376-7400

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1.	Reports to Stockholders.

Attached is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Shareholder Expenses (Unaudited)

PayPal Money Market Fund

As a shareholder of the PayPal Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/08)	Ending Account Value (12/31/08)	Annualized Expense Report†	Expenses Paid During Period* (7/1/08 to 12/31/08)
PayPal Money Market Fund
Actual	$1,000.00	$1,010.40	0.37%	$1.87
Hypothetical (5% return before expenses)	1,000.00	1,023.30	0.37	1.88

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.
*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

PayPal Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$688,919,948
Prepaid Expenses:
Treasury’s Guarantee Program fee (Note 4)	60,826

Total Assets	688,980,774

LIABILITIES
Payables:
Due to PayPal Asset Management, Inc. (Note 2)	142,148
Distribution to shareholders	645,896
Due to Master Portfolio	60,319
Accrued trustees’ fees	5,992
Accrued expenses	570

Total Liabilities	854,925

NET ASSETS	$688,125,849

Net assets consist of:
Paid-in capital	$688,156,645
Undistributed net investment income	1,200
Accumulated net realized loss	(31,996)

NET ASSETS	$688,125,849

Shares outstanding	688,156,437

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$26,464,650
Expenses (a)	(606,039)

Net investment income allocated from Master Portfolio	25,858,611

FUND EXPENSES (Note 2)
Management fees	8,787,429
Trustees’ fees	24,016
Compliance fees	23,150
Insurance	12,078
Treasury’s Guarantee Program fee (Note 4)	42,240

Total fund expenses	8,888,913
Fees and expenses reimbursed by PPAM (Note 2)	(6,326,949)

Total net expenses	2,561,964

Net investment income	23,296,647

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO

Net realized loss	(31,996)

Net loss on investments	(31,996)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,264,651

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $284,180.

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income	$23,296,647	$46,596,491
Net realized gain (loss)	(31,996)	1,387

Net increase in net assets resulting from operations	23,264,651	46,597,878

Distributions to shareholders:
From net investment income	(23,296,647)	(46,607,471)

Total distributions to shareholders	(23,296,647)	(46,607,471)

Capital share transactions (Note 3):
Proceeds from shares sold	5,041,807,461	4,954,429,032
Net asset value of shares issued in reinvestment of dividends and distributions	26,176,961	46,623,195
Cost of shares redeemed	(5,375,931,395)	(4,841,263,842)

Net increase (decrease) in net assets resulting from capital share transactions	(307,946,973)	159,788,385

Increase (decrease) in net assets	(307,978,969)	159,778,792

NET ASSETS:
Beginning of year	996,104,818	836,326,026

End of year	$688,125,849	$996,104,818

Undistributed net investment income included in net assets at end of year	$1,200	$—

SHARES ISSUED AND REDEEMED:
Shares sold	5,041,807,461	4,954,429,032
Shares issued in reinvestment of dividends and distributions	26,176,961	46,623,195
Shares redeemed	(5,375,931,395)	(4,841,263,842)

Net increase (decrease) in shares outstanding	(307,946,973)	159,788,385

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

	Year ended Dec. 31, 2008		Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.03		0.05	0.05	0.03	0.01
Net realized and unrealized gain (loss)	(0.00	)(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Total from investment operations	0.03		0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Total distributions	(0.03)		(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	2.61%		5.10%	4.88%	3.27%	1.37%

Ratios/Supplemental data:
Net assets, end of year (000s)	$688,126		$996,105	$836,326	$463,147	$221,052
Ratio of expenses to average net assets(b)	0.36	% (c)	0.36%	0.33%	0.08%	0.08%
Ratio of expenses to average net assets prior to waived fees	1.11	% (c)	1.11%	1.11%	1.22%	1.93%
Ratio of net investment income to average net assets(b)	2.65	% (c)	4.98%	4.81%	3.34%	1.37%
Ratio of net investment income (loss) to average net assets prior to waived fees(b)	1.90	% (c)	4.23%	4.03%	2.20%	(0.48)%

[a]	Rounds to less than $0.01 or 0.01%.
[b]	These ratios include the Fund’s share of net expenses charged to the Money Market Master Portfolio.
[c]	These ratios include fees of 0.01% for the year ended December 31, 2008 related to the U.S. Treasury’s Temporary Guarantee Program. See Note 4.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

PayPal Money Market Fund (the “Fund”) is a diversified series of PayPal Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on June 3, 1999.

The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (3.06%, as of December 31, 2008).

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of December 31, 2008, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 1 of the Master Portfolio’s Notes to Financial Statements, and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Federal Income Taxes

The Fund has elected and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2008.

As of December 31, 2008, the components of net accumulated losses on a tax basis consisted of undistributed ordinary income of $1,200 and capital and other losses of $31,996 for net accumulated losses of $30,796.

The tax character of distributions paid during 2008 and 2007 for the Fund was as follows: ordinary income of $23,296,647 and $46,607,471 for the Money Market Fund, respectively.

As of December 31, 2008, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $31,996 expiring in 2016. Such losses may be applied against any net realized taxable gains in the succeeding years or until the expiration date, whichever occurs first.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

PayPal Asset Management, Inc. (“PPAM” or “Adviser”), a wholly owned subsidiary of PayPal, Inc. (“PayPal”), serves as the Fund’s investment adviser. For both its advisory and administrative services, PPAM is paid a “unified” fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets. Under an investment advisory agreement (“Advisory Agreement”) between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the Independent Trustees, within the meaning of the 1940 Act, (and their legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any), the Fund’s portion of the trustee and officers/errors and omissions liability insurance premium and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund’s average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors (“BGFA”), the investment adviser to the Master Portfolio. Pursuant to a contractual expense limitation, which is in effect through April 30, 2009, BGFA has agreed to reduce its fee to 0.07%. There can be no assurance that BGFA will extend the expense limitation beyond such time.

PPAM and Barclays Global Investors N.A. (“BGI”), the parent company of BGFA, have entered into a sub-administration agreement, pursuant to which BGI provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, PPAM pays BGI a fee equal to 0.03% of the average daily net assets of the Fund.

PPAM has voluntarily agreed to limit the Fund’s net operating expenses, excluding the fees and expenses of the Independent Trustees (and their independent legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any) and the Fund’s portion of the trustees and officers/errors and omissions liability insurance premium, to an annual rate of 0.35%. With the prior approval of the Board of Trustees, PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $6,326,949 or 0.72% of the Fund’s average daily net assets for the year ended December 31, 2008.

PPAM also serves as the Fund’s transfer agent and dividend distribution agent and provides shareholder services. PayPal serves as an agent for PPAM in providing shareholder services.

State Street Bank and Trust Company (“State Street”) provides custodian and administrative services to the Fund. Services provided by State Street include, but are not limited to: general supervision of the non-investment operations and coordination of other services provided to the Fund, maintaining documents and records required to be kept by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates State Street for services performed.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2008, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

4. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The U.S. Treasury Department (“U.S. Treasury”) established the Temporary Guarantee Program for Money Market Funds (the “Program”) to provide stability to the market and is open to most money market funds. It provides that, in exchange for the payment of a premium, the U.S. Treasury will guarantee to fund shareholders that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008, subject to certain conditions and limitations. The guarantee is available under the Program if the participating money market fund is no longer able to maintain a stable $1.00 share price, commonly referred to as “breaking the buck.”

While the Fund has maintained and expects to continue to maintain its $1.00 share price, there can be no assurance that the Fund will be able to do so. As a result, at a meeting held on October 7, 2008, the Board of Trustees of PayPal Funds determined that, considering the cost of the premium and the potential benefits of the guarantee to the Fund’s shareholders, the Fund should apply to participate in the Program. The cost of the premium for participation in the Program is borne equally by the Fund and the investment adviser, PayPal Asset Management, Inc. The amount of the Treasury’s Guarantee Program fee paid during the period by the Fund is shown in the accompanying Statement of Operations.

The guarantee under the Program covers shareholders of a participating money market fund only for the number of shares held in that fund as of the close of business on September 19, 2008 and still held on the date that the fund’s net asset value falls below $1.00 per share. A shareholder’s holding in a participating money market fund as of September 19, 2008 represents the maximum amount of shares eligible for reimbursement under the Program. Any increase in the number of shares held in a participating money market fund after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in that fund fluctuates after September 19, 2008, a shareholder will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. If a shareholder closes his or her account, any future investment in the fund will not be guaranteed. As a result, shareholders of record on September 19 wishing to remain covered by the guarantee afforded under the Program should consider the fact that any redemption or exchange out of the Fund will generally cause those shares to lose this guarantee coverage, even if the shares are exchanged into another fund that is also participating in the Program.

Under the terms of the Program, if the guarantee is triggered with respect to a Fund, the Board of Trustees of the Fund will be required to liquidate that Fund. For shares covered by the guarantee, any difference between the amount received by a shareholder in connection with the liquidation and $1.00 per share will be covered under the Program, subject to the overall amount available to all funds participating in the Program. In liquidation, shareholders with shares not covered under the Program may receive less than $1.00 per share.

The Program had an initial three-month term beginning September 19, 2008, which was extended to April 30, 2009. The Secretary of the Treasury has the option to further renew the Program up to the close of business on September 18, 2009. Each participating money market fund would have to renew its participation at each extension point to maintain coverage and would have to pay additional fees. If the Secretary of the Treasury chooses not to renew the Program at the end of any period, the Program will terminate. Guarantee payments under the Program will not exceed the amount available within in the U.S. Treasury Department’s Exchange Stabilization Fund on the date of claim (currently, approximately $50 billion).

The U.S. Treasury has extended the Program until April 30, 2009. The Fund continued to participate in the Program extension. The U.S. Treasury has not decided whether to extend the Program beyond April 30, 2009. In the event that the Program is extended, the Board of Trustees of PayPal Funds will consider whether the Fund should continue to participate.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

PayPal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PayPal Money Market Fund (the “Fund”), a series of PayPal Funds, at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2009

PAYPAL MONEY MARKET FUND

PROXY VOTING (Unaudited)

The Fund invests all of its assets in the Master Portfolio. Consequentially, the Fund did not hold any portfolio securities with respect to which it was entitled to vote during the period from July 1, 2007 through June 30, 2008. The Fund filed a Form N-PX, for the twelve months ended June 30, 2008, which is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-215-5506, and (ii) on the SEC’s website at www.sec.gov. The proxy voting record for the Master Portfolio can be found in the MIP’s Form N-PX, which is available on the SEC’s website (www.sec.gov). MIP’s CIK # is 0000915092.

QUARTERLY FILING REQUIREMENT (Unaudited)

As the Fund invests substantially all of its assets in a series of the Master Portfolio, the Fund files the Master Portfolio’s complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PayPal Money Market Fund

Management of the Fund (Unaudited)

Disinterested Trustees1

Name, (Year of Birth) and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years; Other Directorships Held by Trustee
Kevin T. Hamilton, (1961) Rice Hall James & Associates 600 W. Broadway Suite 1000 San Diego, CA 92101	Trustee and Chairman	Since 1999 and 2004, respectively	One	President, Rice Hall James & Associates (investment advisor) (since 2002).

Richard D. Kernan, (1945) Acacia Pacific Holdings, Inc. 50 California Street San Francisco, CA 94111	Trustee[2]	Since 2002	One	Chief Financial Officer, Acacia Pacific Holdings, Inc. (private insurance services company) (since 2003); Associate, Sinclair Ventures, LLC (private investment firm) (2001-2003).

John P. McGonigle (1955) PayPal Inc. 2211 North First Street San Jose, CA 95131	Trustee	Since 2008	One	Vice President, Senior Vice President, and Executive Vice President of Charles Schwab & Co., Inc. (registered broker-dealer) (1989-2006); Member of the Board of Charles Schwab International Holdings (1999-2006).

[1]	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
[2]	Mr. Kernan served as an Advisory Trustee from January 2001 through August 2002.

Interested Trustees1

Name, (Year of Birth) and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years; Other Directorships Held by Trustee
John T. Story,[2] (1940) PayPal Inc. 2211 North First Street San Jose, CA 95131	Trustee	Since 1999	One	Director of Finance, PayPal, Inc. (since 2003); Executive Vice President, PayPal, Inc. (1999-2003).

[1]	Interested Trustees are those Trustees who are “interested persons” of the Trust as defined in the 1940 Act.
[2]	Mr. Story is deemed to be an “interested” Trustee of the Trust because of his affiliation with PayPal, Inc., the parent of PayPal Asset Management, Inc., the Fund’s investment adviser.

Principal Officers

Name, Year of Birth and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years; Other Directorships Held
John T. Story, (1940) PayPal Inc. 2211 North First Street San Jose, CA 95131	President	Since 2000	See Interested Trustee table.

Omar J. Paz, (1970) PayPal Inc. 2211 North First Street San Jose, CA 95131	Treasurer and Chief Financial Officer	Since 2008	President and Chief Executive Officer (since 2008) of PayPal Asset Management, Inc.; Assistant Treasurer and Director of Global Investments, Ebay, Inc. and PayPal, Inc. (since 2007); Principal, Corporate Cash Management Group of Piper Jaffray & Co. (2006-2007); Senior Vice President, Institutional Fixed Income Group of Citigroup Global Markets Inc. (2002-2006).

John Muller, (1961) PayPal Inc. 2211 North First Street San Jose, CA 95131	Secretary and Chief Compliance Officer	Since 2001 and 2006, respectively	General Counsel, PayPal, Inc. and PayPal Asset Management, Inc. (since 2000); Director, PayPal Asset Management, Inc. (since 2001).

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2008

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—8.11%
Abbey National Treasury Services PLC
2.87%, 04/20/09	$300,000,000	$300,008,827
Banco Bilbao Vizcaya Argentaria SA
2.70%, 03/10/09	250,000,000	250,004,598
3.22%, 08/20/09	150,000,000	150,004,660
Bank of Nova Scotia
3.00%, 01/29/09	175,000,000	174,992,476
Chase Bank USA N.A.
2.75%, 01/28/09	500,000,000	500,000,000
Royal Bank of Scotland NY
2.64%, 04/09/09	125,000,000	125,001,657
Toronto-Dominion Bank (The)
2.65%, 04/13/09	175,000,000	175,000,000
Wachovia Bank N.A.
2.60%, 03/12/09	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost: $1,825,012,218)		1,825,012,218

Security	Face Amount	Value
COMMERCIAL PAPER—47.41%
Allied Irish Banks
2.58%, 03/05/09	250,000,000	248,871,251
Alpine Securitization Corp.
1.40%, 01/05/09(a)	200,000,000	199,968,889
Amstel Funding Corp.
1.50%, 01/02/09(a)	500,000,000	499,979,167
1.60%, 01/12/09(a)	250,000,000	249,877,778
Australia & New Zealand Banking Group Ltd.
3.20%, 07/24/09	320,000,000	314,197,333
Banco Bilbao Vizcaya Argentaria London
0.90%, 01/15/09	65,000,000	64,977,250
Barton Capital Corp.
1.45%, 01/21/09(a)	50,000,000	49,959,722
1.45%, 01/22/09(a)	150,000,000	149,873,125
1.45%, 02/02/09(a)	127,000,000	126,836,311
Bryant Park Funding LLC
0.30%, 01/20/09(a)	120,000,000	119,981,000
0.55%, 03/12/09(a)	150,000,000	149,839,583
CAFCO LLC
1.40%, 01/07/09(a)	50,000,000	49,988,333
1.55%, 01/09/09(a)	350,000,000	349,879,444
Cancara Asset Securitisation Ltd.
1.20%, 01/09/09(a)	340,000,000	339,909,333
2.02%, 01/05/09(a)	200,000,000	199,955,111
Chariot Funding LLC
1.50%, 02/04/09(a)	150,000,000	149,787,500
2.85%, 01/15/09(a)	175,000,000	174,806,042
4.10%, 01/05/09(a)	115,650,000	115,597,315
Charta LLC
1.55%, 01/09/09(a)	350,000,000	349,879,444
Citibank Omni Master Trust
1.75%, 01/21/09(a)	125,000,000	124,878,472
2.35%, 01/09/09(a)	225,000,000	224,882,500
2.40%, 01/09/09(a)	160,000,000	159,914,667
2.50%, 01/05/09(a)	120,000,000	119,966,666
2.65%, 01/05/09(a)	200,000,000	199,941,111

E.ON AG
1.30%, 02/18/09(a)	75,000,000	74,870,000
Falcon Asset Securitization Corp.
1.75%, 01/08/09(a)	100,322,000	100,287,862
4.10%, 01/05/09(a)	200,000,000	199,908,889
Govco Inc.
3.00%, 01/21/09(a)	200,000,000	199,666,667
3.00%, 01/22/09(a)	300,000,000	299,475,000
Greenwich Capital Holdings Inc.
3.12%, 02/04/09	350,000,000	348,968,666
3.15%, 01/22/09	200,000,000	199,632,500
Jupiter Securitization Corp.
1.50%, 02/04/09(a)	175,000,000	174,752,083
1.75%, 01/08/09(a)	125,000,000	124,957,465
4.10%, 01/05/09(a)	100,000,000	99,954,445
LMA Americas LLC
0.55%, 01/13/09(a)	154,000,000	153,971,767
0.60%, 01/20/09(a)	146,000,000	145,953,767
Matchpoint Master Trust
0.30%, 01/16/09(a)	85,000,000	84,989,375
Park Avenue Receivables Corp.
2.85%, 01/07/09(a)	100,000,000	99,952,500
2.85%, 01/21/09(a)	100,000,000	99,841,667
4.10%, 01/05/09(a)	200,000,000	199,908,889
Ranger Funding Co. LLC
1.40%, 01/28/09(a)	214,584,000	214,358,687
1.47%, 01/21/09(a)	48,000,000	47,960,800
2.90%, 01/12/09(a)	112,336,000	112,236,458
Regency Markets No. 1 LLC
0.57%, 01/21/09(a)	135,298,000	135,255,156
0.90%, 01/09/09(a)	144,060,000	144,031,188
1.40%, 03/10/09(a)	127,630,000	127,292,490
Solitaire Funding Ltd.
0.75%, 01/15/09	225,000,000	224,934,375
0.80%, 01/15/09(a)	125,000,000	124,961,111
0.80%, 01/20/09(a)	265,000,000	264,888,111
1.60%, 01/09/09(a)	150,000,000	149,946,667
Thames Asset Global Securitization No. 1 Inc.
0.50%, 01/20/09(a)	158,513,000	158,471,170
0.80%, 01/12/09(a)	64,793,000	64,777,162
Tulip Funding Corp.
1.55%, 01/07/09(a)	413,464,000	413,357,189
UniCredito Italiano Bank (Ireland) PLC
2.08%, 01/05/09	170,000,000	169,960,711
Westpac Banking Corp.
2.62%, 03/06/09	250,000,000	248,835,554
Westpac Securities NZ Ltd.
2.52%, 03/09/09	200,000,000	199,062,000
Yorktown Capital LLC
1.40%, 01/12/09(a)	230,000,000	229,901,611
3.00%, 01/09/09(a)	290,484,000	290,290,344

TOTAL COMMERCIAL PAPER (Cost: $10,661,359,673)		10,661,359,673

Security	Face Amount	Value
MEDIUM-TERM NOTES—5.97%
Commonwealth Bank of Australia
3.44%, 08/03/09	100,000,000	100,000,000
Federal Home Loan Bank
2.70%, 03/17/09	250,000,000	250,000,000
Goldman Sachs Group Inc. (The)
3.40%, 01/30/09(b)	300,000,000	300,000,000
US Bank N.A.
2.60%, 02/19/09	300,000,000	300,000,000

2.75%, 01/05/09	330,000,000	330,000,000
Wal-Mart Stores Inc.
6.88%, 08/10/09	60,868,000	62,315,463

TOTAL MEDIUM-TERM NOTES (Cost: $1,342,315,463)		1,342,315,463

Security	Face Amount	Value
REPURCHASE AGREEMENTS—20.51%
Banc of America Securities LLC Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $150,000,083 (collateralized by U.S. government obligations, value $153,000,025, 1.13%, 12/15/11).	150,000,000	150,000,000
Banc of America Securities LLC Tri-Party 0.08%, dated 12/31/08, due 1/2/09, maturity value $40,000,178 (collateralized by U.S. government obligations, value $40,800,001, 5.00%, 7/1/35).	40,000,000	40,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $385,005,561 (collateralized by non-U.S. government debt securities, value $423,500,000, 0.00% to 10.00%, 2/23/36).	385,000,000	385,000,000
Bank of America N.A. Tri-Party 0.26%, dated 12/31/08, due 1/2/09, maturity value $465,006,717 (collateralized by non-U.S. government debt securities, value $511,500,000, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $138,001,840 (collateralized by non-U.S. government debt securities, value $144,900,000, 0.70% to 7.03%, 3/15/22 to 9/20/51).	138,000,000	138,000,000
Citigroup Global Markets Holding Inc. Tri-Party 0.24%, dated 12/31/08, due 1/2/09, maturity value $400,005,333 (collateralized by non-U.S. government debt securities, value $417,484,558, 0.56% to 6.44%, 7/5/09 to 10/25/21).	400,000,000	400,000,000
Credit Suisse First Boston Tri-Party 0.07%, dated 12/31/08, due 1/2/09, maturity value $100,000,389 (collateralized by U.S. government obligations, value $102,000,414, 5.50% to 7.00%, 11/1/28 to 8/1/38).	100,000,000	100,000,000
Credit Suisse First Boston Tri-Party 0.19%, dated 12/31/08, due 1/2/09, maturity value $1,000,010,556 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,020,875,497, 4.50% to 6.38%, 1/27/15 to 10/1/38).	1,000,000,000	1,000,000,000
Goldman Sachs Group Inc. (The) Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $183,668,051 (collateralized by U.S. government obligations, value $187,341,426, 8.88%, 8/15/17).	183,668,000	183,668,000
Greenwich Capital Markets Tri-Party 0.29%, dated 12/31/08, due 1/2/09, maturity value $750,012,083 (collateralized by U.S. government obligations, value $765,000,023, 3.25% to 4.50%, 4/20/09 to 6/28/13).	750,000,000	750,000,000
HSBC Securities Inc. Tri-Party 0.12%, dated 12/31/08, due 1/2/09, maturity value $100,000,667 (collateralized by non-U.S. government debt securities, value $104,861,526, 0.00% to 9.50%, 9/13/16 to 11/25/37).	100,000,000	100,000,000
J.P. Morgan Securities Inc. Tri-Party 0.14%, dated 12/31/08, due 1/2/09, maturity value $600,004,667 (collateralized by non-U.S. government debt securities, value $618,210,355, 0.00% to 14.88%, 1/9/09 to 2/12/67).	600,000,000	600,000,000
J.P. Morgan Securities Inc. Tri-Party 0.01%, dated 12/31/08, due 1/2/09, maturity value $100,000,056 (collateralized by U.S. government obligations, value $102,000,119, 3.63% to 7.50%, 7/15/09 to 11/15/24).	100,000,000	100,000,000
Morgan Stanley Tri-Party 0.34%, dated 12/31/08, due 1/2/09, maturity value $100,001,889 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000
Morgan Stanley Tri-Party 0.54%, dated 12/31/08, due 1/2/09, maturity value $100,003,000 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,613,696, 0.00% to 6.02%, 8/16/11 to 12/1/25).	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (Cost: $4,611,668,000)		4,611,668,000

Security	Face Amount	Value
TIME DEPOSITS—1.96%
BNP Paribas
0.01%, 01/02/09	80,685,000	80,685,000
Branch Banking & Trust
0.00%, 01/02/09	160,000,000	160,000,000
Societe Generale
0.03%, 01/14/09(b)	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost: $440,685,000)		440,685,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—15.26%
American Express Bank FSB
0.41%, 06/12/09	50,000,000	49,840,497
American Honda Finance Corp.
1.51%, 03/23/09(a)	95,000,000	94,984,732
Bank of America N.A.
4.35%, 10/03/09	225,000,000	225,000,000
BBVA US Senior SA Unipersonal
4.62%, 04/17/09(a)	50,000,000	49,941,912
General Electric Capital Corp.
0.50%, 04/24/09	60,000,000	60,000,576
ING Bank NV
2.22%, 06/17/09(a)	325,000,000	325,000,000
ING USA Annuity & Life Insurance Co.
5.24%, 01/12/09(a)(b)	235,000,000	235,000,000
MassMutual Global Funding II
2.05%, 02/02/09(a)	125,000,000	125,000,000
Metropolitan Life Insurance Co.
2.69%, 08/18/09(b)	50,000,000	50,000,000
4.95%, 07/20/09(b)	25,000,000	25,000,000
Monumental Global Funding III
0.97%, 02/17/09(a)	5,000,000	4,995,584
2.55%, 08/17/09(a)	150,000,000	150,000,000
Pricoa Global Funding I
2.45%, 06/12/09(a)	100,000,000	100,000,000
Procter & Gamble Co.
2.22%, 09/09/09	100,000,000	100,000,000
Royal Bank of Canada
2.71%, 08/07/09	50,000,000	50,000,000
3.21%, 10/01/09	125,000,000	125,000,000
Toyota Motor Credit Corp.
0.59%, 09/22/09	275,000,000	275,000,000
0.59%, 10/02/09	200,000,000	200,000,000
Wachovia Bank N.A.
4.42%, 05/01/09	498,000,000	498,000,000
Wells Fargo & Co.
1.35%, 03/13/09(a)	50,000,000	50,002,992
3.55%, 05/01/09(a)	164,900,000	164,918,564
Wells Fargo Bank N.A.
0.68%, 09/10/09	250,000,000	250,000,000
Westpac Banking Corp.
2.41%, 06/10/09	225,000,000	225,000,000

TOTAL VARIABLE & FLOATING RATE NOTES (Cost: $3,432,684,857)		3,432,684,857

TOTAL INVESTMENTS IN SECURITIES — 99.22% (Cost: $22,313,725,211)		22,313,725,211

Other Assets, Less Liabilities — 0.78%		175,235,515

NET ASSETS — 100.00%		$22,488,960,726

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

Portfolio Allocation (Unaudited)

December 31, 2008

Asset Type	Value	% of Net Assets
Commercial Paper	$10,661,359,673	47.41%
Repurchase Agreements	4,611,668,000	20.51
Variable & Floating Rate Notes	3,432,684,857	15.26
Certificates of Deposit	1,825,012,218	8.11
Medium-Term Notes	1,342,315,463	5.97
Time Deposits	440,685,000	1.96
Other Net Assets	175,235,515	0.78

TOTAL	$22,488,960,726	100.00%

This table is not part of the financial statements.

Money Market Master Portfolio

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates fair value (Note 1)	$17,702,057,211
Repurchase agreements, at fair value and cost (Note 1)	4,611,668,000

Total investments	22,313,725,211

Cash	89,741,920
Receivables:
Interest	86,143,731
Due from Feeder Funds	465,916

Total Assets	22,490,076,778

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,079,757
Accrued expenses:
Professional fees (Note 2)	36,295

Total Liabilities	1,116,052

NET ASSETS	$22,488,960,726

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2008

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$930,375,499

Total investment income	930,375,499

EXPENSES (Note 2)
Investment advisory fees	31,522,143
Professional fees	65,062
Independent trustees’ fees	306,772

Total expenses	31,893,977
Less expense reductions (Note 2)	(10,180,079)

Net expenses	21,713,898

Net investment income	908,661,601

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(4,744,208)
Payment from affiliate (Note 2)	3,399,402

Net realized loss	(1,344,806)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$907,316,795

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2008	For the year ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income	$908,661,601	$1,082,958,398
Net realized gain (loss)	(1,344,806)	42,548

Net increase in net assets resulting from operations	907,316,795	1,083,000,946

Interestholder transactions:
Contributions	50,941,712,613	66,603,193,729
Withdrawals	(60,852,472,460)	(43,118,755,786)

Net increase (decrease) in net assets resulting from interestholder transactions	(9,910,759,847)	23,484,437,943

Increase (decrease) in net assets	(9,003,443,052)	24,567,438,889

NET ASSETS:
Beginning of year	31,492,403,778	6,924,964,889

End of year	$22,488,960,726	$31,492,403,778

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Effective January 1, 2008, the Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolio. The Master Portfolio considers observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified within Level 1, include active listed equities, certain U.S. government securities and typically, exchange-traded derivatives such as futures contracts and exchange-traded option contracts. The Master Portfolio does not adjust the quoted price for such instruments, even in situations where the Master Portfolio holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, state, municipal and provincial obligations, and securities valued using the amortized cost method of valuation. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments classified within Level 3 have significant unobservable inputs, as they may trade infrequently or not at all. Level 3 instruments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolio uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolio in estimating the value of Level 3 investments may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolio in the absence of market information. The fair value measurement of Level 3 investments does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolio due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations.

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolio’s net assets calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the valuation based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolio’s amortized cost valuation will result in material dilution or other unfair results to investors or existing interestholders it will take such action as it deems appropriate.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments as of December 31, 2008:

Investments in Securities

	Level 1	Level 2	Level 3	Total
Money Market Master Portfolio	$—	$22,313,725,211	$—	$22,313,725,211

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2008, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

Management has reviewed the tax positions as of December 31, 2008, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Master Portfolio’s financial statements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the year ended December 31, 2008, BGFA waived and/or credited investment advisory fees in the amount of $10,180,079 for the Master Portfolio.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

On February 19, 2008, an affiliate of BGFA purchased securities from the Master Portfolio for cash at $181,990,742, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statement of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2008, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004
Ratio of expenses to average net assets	0.07%		0.07%	0.08%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of net investment income to average net assets	2.88%		5.23%	4.99%	3.27%	1.40%
Total return	2.90	% (a)	5.40%	5.13%	3.28%	1.39%

(a)	For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BGFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2009

MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of MIP, also serves as a Trustee for BGIF and iShares Trust and as a Director of iShares, Inc., and oversees 203 portfolios within the fund complex. Each other Trustee of MIP also serves as a Trustee of BGIF and oversees 26 portfolios within the fund complex. The address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105.

MIP’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Master Portfolio’s Trustees and Officers may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 47	Trustee (since 2001) and Chairperson of the Board (since 2007).	Global Chief Executive Officer (since 2008) of iShares/Intermediary Groups of BGI; Chief Executive Officer (2005-2008) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director and Chairman (since 2005) of Barclays Global Investors Services.	Trustee (since 2001) of BGIF; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 48	Trustee and President (since 2007).	Vice Chairman (since 2008) of Capital Markets, BGI; Head (2006-2008) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BGIF; Trustee (since 2007), University of California Berkeley Foundation.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolio and BGI, the parent company of BGFA and the administrator of the Master Portfolio. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

Independent Trustees

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 64	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes.	Trustee (since 2001) of BGIF; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Immediate Past Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 63	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of BGIF.

Name, Age	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Hayne E. Leland, 67	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of BGIF.

Jeffrey M. Lyons, 53	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of BGIF.

Wendy Paskin-Jordan, 52	Trustee (since 2006).

Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Advisory Board Member (2006-2008) of Healthy Handfuls (natural food company); Registered Representative (1999-2005) of ePlanning

Securities, Inc. (broker-dealer).

Trustee (since 2006) of BGIF;

Director (since 2001) of the California State Automobile Association; Director (2001-2008) of Maier Siebel Baber; Director (since 2008) of RPF Fund II, RPF Fund IV and RPF Fund V.

Leo Soong, 62	Trustee (since 2000) and Lead Independent Trustee (since 2006).	Senior Advisor (since 1997) and Managing Director (1989-2008) of CG Roxane LLC (water company); Senior Advisor (since 1997) of Crystal Geyser Water Co. (water company); President (2002-2008) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies).	Trustee (since 2000) of BGIF; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.
Officers
Geoffrey D. Flynn, 52	Executive Vice President and Chief Operating Officer (since 2008).	Chief Operating Officer (since 2008) of U.S. iShares, BGI; Director (2007-2008) of Mutual Fund Operations, BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Jack Gee, 49	Treasurer and Chief Financial Officer (since 2008).	Director (since 2004) of Fund Administration of Intermediary Investor Business of BGI; Treasurer and Chief Financial Officer (2004) of Parnassus Investments.	None.

Eilleen M. Clavere, 56	Secretary (since 2007).	Director (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Ira P. Shapiro, 45	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 38	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI.	None.

Alan Mason, 48	Vice President (since 2007).	Global Head (since 2008) of Portfolio Management, Client Solutions; Head (2006-2008) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendment to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when requested by telephone at (888) 215-5506 or by email at service@paypal.com.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that its one audit committee financial expert, Richard D. Kernan, is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Fiscal Year Ended December 31, 2007	Fiscal Year Ended December 31, 2008
Audit fees	$15,225	$15,700
Audit related fees
Tax fees	6,195	6,400
All other fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services performed for the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc. — not the adviser to the master portfolio) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and its affiliates is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

None-audit related fees	Fiscal Year Ended December 31, 2007	Fiscal Year Ended December 31, 2008
Registrant	$0	$0
Registrant’s investment adviser and its affiliates

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President and the Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification,
Section 4(a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) A copy of the registrant’s Code of Ethics was filed as Exhibit 99.CODE ETH to its Form N-CSR filed on March 22, 2005, and is incorporated herein by reference.

(a) (2) Section 302 Certification letters are attached as Exhibit 99.CERT hereto.

(b) Section 906 Certifications are attached as Exhibit 99.906.CERT hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By:	/s/ John T. Story
John T. Story, President

Date:	February 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Story
John T. Story, President

Date:	February 24, 2009

By:	/s/ Omar Paz
Omar Paz, Principal Financial Officer

Date:	February 24, 2009